Lines of credit (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
[custom:LineOfCreditFacilityAmount-0]	$ 8,250
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 8,250
Foreign countries [member] | Petrobras Global Trading B V [Member] | Syndicate Of Banks [Member]
IfrsStatementLineItems [Line Items]
Date	12/16/2021
Maturity	11/16/2026
[custom:LineOfCreditFacilityAmount-0]	$ 5,000
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 5,000
Foreign countries [member] | Petrobras Global Trading B V [Member] | Syndicate Of Banks Two [Member]
IfrsStatementLineItems [Line Items]
Date	3/27/2019
Maturity	2/27/2024
[custom:LineOfCreditFacilityAmount-0]	$ 3,250
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 3,250
Foreign countries [member] | Petrobras Global Trading B V [Member] | The Export Import Bank Of China [Member]
IfrsStatementLineItems [Line Items]
Date	10/4/2018
Maturity	9/5/2025
[custom:LineOfCreditFacilityAmount-0]	$ 358
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	358
BRAZIL
IfrsStatementLineItems [Line Items]
[custom:LineOfCreditFacilityAmount-0]	1,133
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 1,133
BRAZIL | Petroleo Brasileiro Sa [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Date	3/23/2018
Maturity	9/26/2026
[custom:LineOfCreditFacilityAmount-0]	$ 358
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 358
BRAZIL | Petroleo Brasileiro Sa [Member] | Bradesco [Member]
IfrsStatementLineItems [Line Items]
Date	6/1/2018
Maturity	5/31/2023
[custom:LineOfCreditFacilityAmount-0]	$ 358
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 358
BRAZIL | Petrobras Transporte S A Transpetro [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
[custom:LineOfCreditFacilityAmount-0]	$ 59
[custom:LineOfCreditFacilityRemainingBorrowingCapacity1-0]	$ 59